13F-HR
 1
 Bill@baxterinvestment.com
 NONE
 0001096783
 fmd*ekv8
 06/30/2001
 13F-HR


Submitted To:

United States
Securities and Exchange Commission
Washington, D.C.   20549

FORM 13F

FORM 13F COVER PAGE
Report for Calendar Year or Quarter Ended: June 30, 2001

Check Here if Amendment ()
This Amendment (Check only one):() is a restatement
                                () adds new holding entries

Institutional Investment Manager Filing this Report:

Name:		  Baxter Brothers, Inc.
Address:	  1030 East Putnam Avenue
		  P.O. Box 2200
		  Greenwich, CT  06830

SEC 13F File Number:		028-05169

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report:

Name:  William J. Baxter III
Title: Owner / Portfolio Manager
Phone: 203-637-4559

Signature, Place and Date of Signing:

William J. Baxter III,1030 East Putnam Avenue
Greenwich, CT 06830, June 30,2001

Report Type (Check only One):
(X)  13F HOLDING REPORT
()   13F NOTICE
()   13F COMBINATION REPORT

List of other Managers reporting for this Manager:
NONE

Form 13 F Summary Page

Number of Other Included Managers:  0
Form 13F Information Table Entry Table: 48
From 13F Information Table Value Total (USD): 126,972,000.00
List of Other Managers Included: None
Voting Authority: None


                       Title            Value    Shares/   Sh/ Put/Invstmt
Name of Issuer         of class CUSIP  (x$1000)  Prn Amt   Prn CallDscretn

AFLAC Inc.             COM     001055102    1106     35110 SH         Sole
Abbott Labs            COM     002824100    1014     21116 SH         Sole
American Express       COM     025816109    8960    230916 SH         Sole
American Home Prod.    COM     026609107     596      9740 SH         Sole
American Int'l Group   COM     026874107   17220    200231 SH         Sole
Amgen Inc              COM     031162100     340      5600 SH         Sole
Aon Corp               COM     037389103    1511     43160 SH         Sole
Automatic Data ProcessiCOM     053015103    2691     54136 SH         Sole
Berkshire Hathaway     COM     084670991    2082        30 SH         Sole
Berkshire Hathaway B   COM     084670207    9688      4212 SH         Sole
Bristol-Myers Squibb   COM     110122108     314      6004 SH         Sole
Century Tel Inc.       COM     156700106     304     10025 SH         Sole
Chevron                COM     166751107     300      3313 SH         Sole
Citi Group Inc         COM     172967101    2370     44848 SH         Sole
Coca-Cola              COM     191216100    2407     53496 SH         Sole
Colgate Palmolive      COM     194162103    2290     38821 SH         Sole
Conseco Inc            COM     208464107    5256    385065 SH         Sole
Disney                 COM     254687106    2225     77018 SH         Sole
Emerson Electric       COM     291011104    1594     26346 SH         Sole
Exxon Mobil Corp       COM     302290101    2054     23519 SH         Sole
Fannie Mae             COM     313586109    6773     79541 SH         Sole
Freddie Mac            COM     313400301    1544     22070 SH         Sole
General Electric       COM     369604103   12347    253281 SH         Sole
General Motors H       COM     370442832     534     26393 SH         Sole
Gillette               COM     375766102    1869     64475 SH         Sole
Home Depot             COM     437076102    2028     43559 SH         Sole
Honeywell InternationalCOM     438516106     590     16855 SH         Sole
J.P. Morgan Chase & Co.COM     616880100     352      7882 SH         Sole
Jefferson-Pilot Corp   COM     475070108    2154     44575 SH         Sole
Johnson & Johnson      COM     478160104    3619     72373 SH         Sole
McDonalds              COM     580135101    1059     39135 SH         Sole
Merck                  COM     589331107    1607     25149 SH         Sole
MicroSoft              COM     594918104     205      2815 SH         Sole
Migratec Inc	     COM                     6     10000 SH         Sole
Mutual Risk Management COM     628351108     185     20800 SH         Sole
Nestle SA Rep Rg Adr   COM     641069406     474      5200 SH         Sole
Pepsico Inc.           COM     713448108     971     21970 SH         Sole
Pfizer                 COM     717081103    7833    195577 SH         Sole
Procter & Gamble       COM     742718109     840     13162 SH         Sole
Royal Dutch Petroleum  COM     780257804     429      7360 SH         Sole
SBC Communications     COM     78387G103     315      7874 SH         Sole
Schering-Plough        COM     806605101     763     21063 SH         Sole
Sealed Air Corp        COM     81211K100    5863    157390 SH         Sole
USA Education          COM     78442A109    7063     96750 SH         Sole
Verizon Communications COM     92343V104     359      6719 SH         Sole
Washington Post        COM     939640108     514       895 SH         Sole
Wells Fargo & Co.      COM     949746101     686     14771 SH         Sole
Wesco Financial        COM     950817106    1696      4875 SH         Sole